Financial Instruments (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Cash	$ 138,247	$ 101,724	$ 57,331	$ 27,317
Current liabilities	22,764	32,506
Foreign Currency Risk [Member]
Statement [Line Items]
Impact on net earning (loss)	129	248
Derivative asset	523	1,314
Price Risk [Member]
Statement [Line Items]
Impact on net earning (loss)	145	743
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact on net earning (loss)	272	$ 384
Liquidity Risk [Member]
Statement [Line Items]
Cash	138,247
Current liabilities	$ 141,529
Interest Rate Risk [Member]
Statement [Line Items]
Asset and liability exposure, description	A 10% change in the interest rate would not result in a material impact on the Company’s operations